ACCOUNT RECEIVABLE	12 Months Ended
Dec. 31, 2025
ACCOUNT RECEIVABLE
ACCOUNT RECEIVABLE

NOTE 6 - ACCOUNT RECEIVABLE

The amounts below contemplate the sale and delivery of beans to customers at the end of each period, the settlement of which usually occurs within the contractual terms established by each customer, or full settlement. Part of the receivables comprises guarantees for credit operations with FIDCs, such operation generates an interest, approximately 2.5% by transaction done with financial institution.

The sales policies for customers are subordinated to the credit policies established by its management and are aimed at minimizing any problems resulting from default by its customers.

The expected credit loss was constituted by Management based on default in the realization of credits. The Company performs detailed analysis by client in order to determine the amount of expected credit loss to be recorded at account receivables and surrounding any risk related to financial impacts.

			Change
	12/31/2025	12/31/2024	$	%

Accounts Receivable	246,994	203,711	43,283	21%
Allowance for doubtful accounts	(246,994)	(192,385)	(54,609)	28%
	-	11,326	(11,326)	(100)%